Trading assets (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	£ 306,141	£ 269,213
– trading assets	100,696	79,878	[1]	£ 83,706
Held for trading
Disclosure of financial assets [line items]
Financial assets	100,696	79,878
Trading securities
Disclosure of financial assets [line items]
Financial assets	50,676	41,548
Trading securities | Held for trading
Disclosure of financial assets [line items]
Financial assets	82,552	63,915
Treasury and other eligible bills | Held for trading
Disclosure of financial assets [line items]
Financial assets	4,808	3,712
Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	8,861	3,248
Debt instruments measured at FVOCI | Held for trading
Disclosure of financial assets [line items]
Financial assets	27,724	21,873
Equity securities | Held for trading
Disclosure of financial assets [line items]
Financial assets	50,020	38,330
Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets	14,371	17,109
Loans and advances to banks | Held for trading
Disclosure of financial assets [line items]
Financial assets	5,094	3,987
Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets	75,491	72,614
Loans and advances to customers | Held for trading
Disclosure of financial assets [line items]
Financial assets	£ 13,050	£ 11,976

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.